Note 30 - Dividends Paid	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of dividends [text block]
30.	DIVIDENDS PAID

For the year ended
March 31, 2018,
dividends of
$0.50
(
2017
-
$0.50
) per common share were declared by Just Energy. These dividends amounted to
$74,881
(
2017
-
$75,094
), and were approved by the Board of Directors and were paid out during the year.

For the year ended
March 31, 2018,
dividends of
US$2.125
(
2017
-
$0.3128
) per preferred share were declared by Just Energy. These dividends amounted to
$11,380
(
2017
-
$1,657
), and were approved by the Board of Directors and were paid out during the year.